--------------------------------------------------------------------------------
--------------------------------------------------------------------------------






                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

     REGISTRATION STATEMENT (NO. 2-52698) UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.

                        POST-EFFECTIVE AMENDMENT NO. 60

                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 62


                         VANGUARD MONEY MARKET RESERVES
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


              IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE:
  ON DECEMBER 21, 2001, PURSUANT TO RULE 485(B) OF THE SECURITIES ACT OF 1933.





--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VANGUARD(R) MONEY MARKET FUND


INVESTOR SHARES - DECEMBER 21, 2001

MONEY MARKET


This prospectus
contains financial data
for the Fund through
the fiscal period ended
August 31, 2001.


VANGUARD PRIME
MONEY MARKET FUND

VANGUARD FEDERAL
MONEY MARKET FUND

VANGUARD TREASURY
MONEY MARKET FUND


VANGUARD ADMIRAL TREASURY
MONEY MARKET FUND



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                    [THE VANGUARD GROUP(R) LOGO]

VANGUARD MONEY MARKET FUNDS
Prospectus

December 21, 2001


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
 1 FUND PROFILES

   1 Vanguard Prime Money Market Fund

   4 Vanguard Federal Money Market Fund

   7 Vanguard Treasury Money Market Fund

  10 Vanguard Admiral Treasury Money Market Fund

13 MORE ON THE FUNDS

17 THE FUNDS AND VANGUARD

17 INVESTMENT ADVISER

18  DIVIDENDS AND TAXES

19 SHARE PRICE

19 FINANCIAL HIGHLIGHTS

23 INVESTING WITH VANGUARD

   23 Buying Shares

   24 Redeeming Shares

   27 Other Rules You Should Know

   29 Fund and Account Updates

   30 Contacting Vanguard

GLOSSARY (inside back cover)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment  for you.  We  suggest  that  you keep  this  prospectus  for  future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE

The minimum initial investment for the Admiral Treasury Money Market Fund is $50,000.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHARE CLASSES

The Fund offers two separate classes of shares: Investor Shares and Institutional Shares. This prospectus offers the Fund's Investor Shares, which have an investment minimum of $3,000. A separate prospectus offers the Fund's Institutional Shares, which are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.

--------------------------------------------------------------------------------

FUND PROFILE-
VANGUARD(R) PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Fund's adviser to be of quality equivalent to those in the two highest credit-quality categories. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS

The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be very low for the Fund, because it invests only in high-quality securities.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of a relevant market index and an average money market fund over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
[BAR CHART][SCALE 0% TO 7%]
                                1991 - 6.14%
                                1992 - 3.74%
                                1993 - 3.01%
                                1994 - 4.08%
                                1995 - 5.82%
                                1996 - 5.29%
                                1997 - 5.44%
                                1998 - 5.38%
                                1999 - 5.01%
                                2000 - 6.29%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 3.51%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.75% (quarter ended March 31, 1991), and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                           1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
      Vanguard Prime Money Market Fund      6.29%      5.48%         5.02%
      Salomon Smith Barney 3-Month
        Treasury Index                      5.96       5.25          4.86

      Average Money Market Fund*            5.70       4.95          4.53

--------------------------------------------------------------------------------
     *Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

     If you would like to know the current 7-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal period ended August 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None*
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.31%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.33%

      *A $5 fee applies to wire redemptions under $5,000.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $34        $106       $185          $418
                -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                  MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the      $3,000; $1,000 for IRAs and
first business day of each month           custodial accounts for minors

INVESTMENT ADVISER                         NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,     VangPr
since 1981
                                           VANGUARD FUND NUMBER
INCEPTION DATE                             030
June 4, 1975
                                           CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS OF       922906201
AUGUST 31, 2001
$54.3 billion                              TICKER SYMBOL
                                           VMMXX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

4

FUND PROFILE-
VANGUARD(R) FEDERAL MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests mainly in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in securities issued by the U.S. government and its agencies. Although they are high-quality, most of the securities held by the Fund are not backed by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline.
- Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of a relevant market index and an average money market fund over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
[BAR CHART][SCALE 0%TO 7%]
                                1991 - 5.96%
                                1992 - 3.68%
                                1993 - 2.98%
                                1994 - 4.03%
                                1995 - 5.77%
                                1996 - 5.24%
                                1997 - 5.38%
                                1998 - 5.31%
                                1999 - 4.94%
                                2000 - 6.19%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 3.53%.
--------------------------------------------------------------------------------

    During the period shown in the bar chart, the highest return for a calendar quarter was 1.67% (quarter ended March 31, 1991), and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                              1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
      Vanguard Federal Money Market Fund       6.19%      5.41%       4.94%
      Salomon Smith Barney 3-Month
        Treasury Index                         5.96       5.25        4.86
      Average Government Money Market Fund*    5.71       4.94        4.49
--------------------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

     If you would like to know the current 7-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

6

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal period ended August 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None*
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.31%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.33%

      *A $5 fee applies to wire redemptions under $5,000.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $34         $106      $185          $418
                -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                  MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the      $3,000; $1,000 for IRAs and
first business day of each month           custodial accounts for minors

INVESTMENT ADVISER                         NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,     VangFdl
since inception
                                           VANGUARD FUND NUMBER
INCEPTION DATE                             033
July 13, 1981
                                           CUSIP NUMBER
NET ASSETS AS OF AUGUST 31, 2001           922906300
$6.5 billion
                                           TICKER SYMBOL
SUITABLE FOR IRAS                          VMFXX
Yes
--------------------------------------------------------------------------------

FUND PROFILE-
VANGUARD(R) TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's net assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. government agencies. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

8

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of a relevant market index and average money market funds over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
[BAR CHART][SCALE 0% TO 7%]
                                1991 - 5.73%
                                1992 - 3.53%
                                1993 - 2.86%
                                1994 - 3.81%
                                1995 - 5.49%
                                1996 - 5.09%
                                1997 - 5.12%
                                1998 - 5.00%
                                1999 - 4.55%
                                2000 - 5.80%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 3.33%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.59% (quarter ended March 31, 1991), and the lowest return for a quarter was 0.69% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                                 1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
      Vanguard Treasury Money Market Fund         5.80%     5.11%       4.69%
      Salomon Smith Barney 3-Month
        Treasury Index                            5.96      5.25        4.86
      iMoneyNet Money Fund Report's Average
        100% Treasury Fund                        5.42      4.75        4.41
      Average U.S. Treasury Money Market Fund*    5.46      4.78        4.42
--------------------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

     If you would like to know the current 7-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal period ended August 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None*
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.31%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.33%

      *A $5 fee applies to wire redemptions under $5,000.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $34         $106       $185         $418
                -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                  MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the      $3,000; $1,000 for IRAs and
first business day of each month           custodial accounts for minors

INVESTMENT ADVISER                         NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,     VangTrsy
since inception
                                           VANGUARD FUND NUMBER
INCEPTION DATE                             050
March 9, 1983
                                           CUSIP NUMBER
NET ASSETS AS OF AUGUST 31, 2001           921948105
$4.5 billion
                                           TICKER SYMBOL
SUITABLE FOR IRAS                          VMPXX
Yes
--------------------------------------------------------------------------------

10

FUND PROFILE--VANGUARD(R) ADMIRAL(TM) TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and preserve investors' principal, while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's net assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. government agencies. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of a relevant market index and average money market funds over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
[BAR CHART][SCALE 0% TO 7%]
                                 1993     2.99%
                                 1994     3.99%
                                 1995     5.66%
                                 1996     5.26%
                                 1997     5.29%
                                 1998     5.18%
                                 1999     4.74%
                                 2000     5.99%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 3.46%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.56% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.73% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------
                                              1 YEAR  5 YEARS   SINCE INCEPTION*
--------------------------------------------------------------------------------
      Vanguard Admiral Treasury Money
        Market Fund                            5.99%   5.29%          4.87%
      Salomon Smith Barney 3-Month
        Treasury Index                         5.96    5.25           4.90
      iMoneyNet Money Fund Report's Average
        100% Treasury Fund                     5.42    4.75           4.38
      Average U.S. Treasury Money
        Market Fund**                          5.46    4.78           4.41
--------------------------------------------------------------------------------
       *December 14, 1992.
      **Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

     If you would like to know the current 7-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

12

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal period ended August 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.13%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.15%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                --------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                --------------------------------------------------
                    $15          $48         $85         $192
                --------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                          MINIMUM INITIAL INVESTMENT
Declared daily and distributed on                  $50,000
the first business day of each month
                                                   NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                 VangAdmUST
The Vanguard Group, Valley Forge, Pa.,
since inception                                    VANGUARD FUND NUMBER
                                                   011
INCEPTION DATE
December 14, 1992                                  CUSIP NUMBER
                                                   921932109
NET ASSETS AS OF AUGUST 31, 2001
$7.9 billion                                       TICKER SYMBOL
                                                   VUSXX
--------------------------------------------------------------------------------

MORE ON THE FUNDS
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the investment policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Treasury Money Market and Admiral Treasury Money Market Funds' policy of investing at least 80% of their net assets in U.S. Treasury securities, and the Federal Money Market Fund's policy of investing at least 80% of its net assets in high-quality, short-term instruments issued by the U.S. government and its agencies, may only be changed upon 60 days notice to shareholders.

     Finally, you'll find information on other important features of the Funds.

MARKET EXPOSURE

Each Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 13 months or less). Each Fund will maintain a dollar-weighted average maturity of 90 days or less.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

The term "money market instruments" refers to a variety of short-term, liquid investments, usually with a maturity of 13 months or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which is a promissory note issued by a large company or financial firm; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay a fixed, variable, or floating rate of interest.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO INCOME RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. BECAUSE THE FUNDS' INCOME IS BASED ON SHORT-TERM INTEREST RATES--WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH.

SECURITY SELECTION

The Vanguard Group, adviser to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. government agencies, or non-government issuers). The Funds are managed without regard to tax ramifications.

14

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A money market instrument's credit quality depends on the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations (that is, securities backed by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.

     The Prime Money Market Fund invests in certificates of deposit, banker's acceptances, commercial paper, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, Inc., or A-1 by Standard & Poor's Corporation. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A-or better by Standard & Poor's and in securities that are considered suitable for the Federal Money Market Fund (see below).
     Among the certificates of deposit typically held by the Prime Money Market Fund are Eurodollar and Yankee obligations, which are mainly certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to those of U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country; that the banks issuing Eurodollar obligations may not be subject to the same regulations as U.S. banks; and that political or economic developments will adversely affect investments in a foreign country. Before the Fund's adviser selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.
     The Federal Money Market Fund invests mainly in securities issued by U.S. government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. government. These agencies include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by the U.S. Treasury and U.S. government agencies that are backed by the full faith and credit of the U.S. government.
     The Treasury and Admiral Treasury Money Market Funds invest solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Funds' assets will always be invested in U.S. Treasury securities. The remainder of the Funds' assets may include securities issued by U.S. government agencies such as the Government National Mortgage Association, the Small Business Administration, and the Federal Financing Bank.

[FLAG] EACH FUND IS SUBJECT,  TO A LIMITED EXTENT,  TO CREDIT RISK, WHICH IS THE
     CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The four Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.
     In relative terms, the Treasury and Admiral Treasury Money Market Funds, which invest in securities backed by the full faith and credit of the U.S. government, offer the lowest credit risk--and generally the lowest yields--of the four Funds.
     Not all of the securities included in the Federal Money Market Fund are backed by the full faith and credit of the U.S. government, and so the potential credit risk and yield for the Fund are somewhat higher than for the Treasury and Admiral Treasury Money Market Funds.
     While the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or return the Fund's principal when repayment is due. Therefore, the Prime Money Market Fund offers the highest credit risk, and generally the highest yield, of the four Funds.
     Bear in mind that, while each Fund invests in high-quality money market instruments, the four Funds are not insured or guaranteed by the FDIC or any other agency of the U.S. government.

[FLAG] THE PRIME AND FEDERAL  MONEY MARKET FUNDS  RESERVE THE RIGHT TO INVEST IN
     REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              REPURCHASE AGREEMENTS

A means of investing money for a short period, repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------

     Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' adviser believes that these risks can be controlled through careful security selection and monitoring.

[FLAG] EACH  FUND  RESERVES  THE  RIGHT  TO  INVEST,  TO A  LIMITED  EXTENT,  IN
     ADJUSTABLE-RATE SECURITIES, WHICH ARE TRADITIONAL TYPES OF DERIVATIVES.

16

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), a money market benchmark (such as U.S. Treasury bill rates or the Federal Funds Effective Rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------

     An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon a change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.
     In addition, each Fund, except the Admiral Treasury Money Market Fund, may invest up to 10% of its net assets in illiquid securities. These are securities that a Fund may not be able to sell in the ordinary course of business.
     Each Fund may temporarily depart from its normal investment policies in response to extraordinary market, economic, political, or other conditions. In doing so, a Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone, by fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Fixed Income Group. As of August 31, 2001, Vanguard served as adviser for about $392 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     The adviser places all orders for the purchase and sale of the Funds' portfolio securities, and obtains the best available price and most favorable execution for all transactions.
     For the fiscal period ended August 31, 2001, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.

18

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The managers primarily responsible for overseeing the Funds' investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard. He has worked in investment management since 1978; has managed portfolio investments since 1979; and has been with Vanguard since 1981. Education: B.S., University of Pennsylvania; M.B.A., Northwestern University.

JOHN HOLLYER, Principal of Vanguard. He has worked in investment management since 1987 and has managed portfolio investments for Vanguard since 1989.
Education: B.S., University of Pennsylvania.

DAVID R. GLOCKE, Principal of Vanguard. He has worked in investment management since 1991 and has managed portfolio investments for Vanguard since 1997.
Education: B.S., University of Wisconsin.

Mr. Auwaerter, Mr. Hollyer, and Mr. Glocke manage the Funds on a day-to-day basis. Mr. MacKinnon is responsible for setting the Funds' broad investment policies and for overseeing the Fund managers.
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month. You can receive your income dividends in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends that you receive are taxable to you as ordinary income for federal income tax purposes.
- Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30.5% (30% in 2002) of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. Net asset value per share for the Prime Money Market Fund is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.
     The instruments held by the Funds are valued on the basis of amortized cost.
     Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.
     Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

20

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Prime Money Market Fund as an example. The Fund began the fiscal period ended August 31, 2001, with a net asset value (price) of $1.00 per share. During the period, the Fund earned $0.037 per share from investment income (interest).

Shareholders received $0.037 per share in the form of dividend distributions. The earnings ($0.037 per share) minus the distributions ($0.037 per share) resulted in a share price of $1.00 at the end of the period. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 3.78% for the period.

As of August 31, 2001, the Fund had $50.5 billion in net assets. For the period, its annualized expense ratio was 0.33% ($3.30 per $1,000 of net assets); and its annualized net investment income amounted to 4.92% of its average net assets.
--------------------------------------------------------------------------------

                                                                              21

----------------------------------------------------------------------------------------------------------------------
                                                                       VANGUARD FEDERAL MONEY MARKET FUND
                                                                             YEAR ENDED NOVEMBER 30,
                                      DEC. 1, 2000 TO ----------------------------------------------------------------
                                       AUG. 31, 2001*         2000         1999         1998         1997         1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .037         .059         .048         .052         .052         .051
 Net Realized and Unrealized Gain
  (Loss) on Investments                            --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                .037         .059         .048         .052         .052         .051
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.037)     (.059)     (.048)     (.052)     (.052)     (.051)
 Distributions from  Realized Capital Gains        --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
 Total Distributions                            (.037)       (.059)       (.048)       (.052)       (.052)      (.051)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    3.78%        6.11%        4.89%        5.35%        5.35%        5.26%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of Period (Millions)          $6,527       $5,495       $5,243       $4,263       $3,495       $3,100
 Ratio of Total Expenses to
   Average Net Assets                         0.33%**        0.33%        0.33%        0.33%        0.32%        0.32%
 Ratio of Net Investment Income to
   Average Net Assets                         4.92%**        5.94%        4.79%        5.21%        5.22%        5.13%
----------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

----------------------------------------------------------------------------------------------------------------------
                                                                      VANGUARD TREASURY MONEY MARKET FUND
                                                                           YEAR ENDED NOVEMBER 30,
                                      DEC. 1, 2000 TO ----------------------------------------------------------------
                                       AUG. 31, 2001*        2000         1999         1998         1997         1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00       $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .035        .056         .044         .050         .050         .050
 Net Realized and Unrealized Gain
  (Loss) on Investments                            --          --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                .035        .056         .044         .050         .050         .050
 ---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net  Investment Income          (.035)      (.056)       (.044)       (.050)       (.050)       (.050)
 Distributions from Realized Capital Gains         --          --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
 Total Distributions                            (.035)      (.056)       (.044)       (.050)       (.050)       (.050)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $1.00       $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                    3.58%       5.70%        4.51%        5.06%        5.10%        5.11%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)          $4,453      $4,107       $4,593       $3,942       $3,237       $2,917
 Ratio of Total Expenses to
   Average Net Assets                         0.33%**       0.33%        0.33%        0.33%        0.32%        0.32%
 Ratio of Net Investment Income to
   Average Net Assets                         4.68%**       5.53%        4.41%        4.94%        4.98%        4.99%
----------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

22

----------------------------------------------------------------------------------------------------------
                                                          VANGUARD ADMIRAL TREASURY MONEY MARKET FUND
                                                                      YEAR ENDED JANUARY 31,
                                     FEB. 1, 2001 TO     -------------------------------------------------
                                      AUG. 31, 2001*     2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $1.00    $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .026     .059       .047       .050       .052       .051
 Net Realized and Unrealized Gain
  (Loss) on Investments                           --       --         --         --         --         --
----------------------------------------------------------------------------------------------------------
  Total from Investment Operations              .026     .059       .047       .050       .052       .051
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                       (.026)   (.059)     (.047)     (.050)     (.052)     (.051)
 Distributions from Realized
  Capital Gains                                   --       --         --         --         --         --
----------------------------------------------------------------------------------------------------------
  Total Distributions                          (.026)   (.059)     (.047)     (.050)     (.052)     (.051)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $1.00    $1.00      $1.00      $1.00      $1.00      $1.00
==========================================================================================================
TOTAL RETURN                                   2.65%    6.07%      4.79%      5.12%      5.31%      5.24%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)           $7,851   $6,746     $5,648     $5,057     $3,880     $3,247
 Ratio of Total Expenses to
  Average Net Assets                         0.15%**    0.15%      0.15%      0.15%      0.15%      0.15%
 Ratio of Net Investment Income to
  Average Net Assets                         4.49%**    5.90%      4.69%      4.97%      5.20%      5.12%
==========================================================================================================
 *The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS

TO OPEN AND  MAINTAIN  AN  ACCOUNT:  For the  Admiral  Money  Market  Fund only:
$50,000. For the other three Funds: $3,000 for regular accounts; $1,000 for IRAs and custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

24

YOUR PURCHASE PRICE
You buy shares at a fund's NAV determined as of your TRADE DATE.
BY CHECK: For check purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), the trade date is the first business day following the date of receipt. For purchases received after that time, the trade date is the second business day following the date of receipt. Money market instruments can be purchased only with federal funds, and it takes a mutual fund one business day to convert check proceeds into federal funds.
BY WIRE OR EXCHANGE: For purchases made by wire or exchange from another Vanguard fund before the close of regular trading on the Exchange, the trade date is that same day. For purchases received after that time, the trade date is the first business day following the date of receipt.

EARNING DIVIDENDS
You begin earning dividends on the next business day after your trade date. When buying shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m., Eastern time, that you intend to make a wire purchase that day.

PURCHASE RULES YOU SHOULD KNOW
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.

BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY WRITING A CHECK: If you've established the checkwriting service on your account, you can redeem shares by writing a check for $250 or more.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
Shares continue earning dividends until the next business day after your trade date. There are two exceptions to this rule: (1) If you redeem shares by writing a check against your account, the shares will stop earning dividends on the day that your check posts to your account; (2) if you redeem shares with a same-day wire request before 10:45 a.m., Eastern time (available for money market funds only), the shares will stop earning dividends that same day.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
^WIRE REDEMPTIONS: When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds, except by exchanging into a bond or money market fund first. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m.,

26

Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day. Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
-    Ten-digit account number.
-    Complete owner name and address.
-    Primary Social Security or employer identification number.
-    Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
-    The fund name and account number.
-    The amount of the transaction (in dollars or shares).
-    Signatures of all owners exactly as registered on the account.

28

-    Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature guarantee requirements.


RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.
- Your round trips through a non-money-market fund must be at least 30 days apart.
-    All funds may refuse share purchases at any time, for any reason.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

LOW-BALANCE ACCOUNTS

All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.

     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method, which is one of the methods established by the IRS.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

30


ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Money Market Funds will be mailed twice a year, in April and October. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:
-    Performance assessments with comparisons to industry benchmarks.
-    Reports from the adviser.
-    Financial statements with detailed listings of the Funds' holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of its investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE

VANGUARD.COM
-    Your  best  source  of  Vanguard  news
-    For fund, account, and service information
-    For most account transactions
-    For literature requests
-    24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
-    For automated fund and account information
-    For redemptions by check, exchange, or wire
-    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information
-    For literature requests
-    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information
-    For most account transactions
-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
- For information and services for large institutional investors
- Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900


REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about Vanguard Money Market Funds:
     Vanguard Prime Money Market Fund-30
     Vanguard Federal Money Market Fund-33
     Vanguard Treasury Money Market Fund-50
     Vanguard Admiral Treasury Money Market Fund-11

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about
Vanguard Money Market Funds, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in the
Fund's annual and semiannual
reports to shareholders. In the
Fund's annual report, you will find
a discussion of the market conditions
and investment strategies that
significantly affected the Fund's
performance during its last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.


Funds' Investment Company Act file numbers:
Prime and Federal Money Market Funds: 811-2554;
Treasury Money Market Fund: 811-7803;
Admiral Treasury Money Market Fund: 811-7043

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P030 122001

VANGUARD(R) MONEY MARKET FUNDS
Participant Prospectus
December 21, 2001

This  prospectus  contains
financial data for the
Funds through the
fiscal year ended
August 31, 1999.

VANGUARD PRIME
MONEY MARKET FUND

VANGUARD FEDERAL
MONEY MARKET FUND

VANGUARD TREASURY
MONEY MARKET FUND

VANGUARD ADMIRAL TREASURY
MONEY MARKET FUND


                                                  [THE VANGUARD GROUP (R) LOGO]

VANGUARD MONEY MARKET FUNDS
Participant Prospectus
December 21, 2001

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
 1 FUND PROFILES

   1 Vanguard Prime Money Market Fund

   4 Vanguard Federal Money Market Fund

   7 Vanguard Treasury Money Market Fund

  10 Vanguard Admiral Treasury Money Market Fund

13 MORE ON THE FUNDS

17 THE FUNDS AND VANGUARD

17 INVESTMENT ADVISER

18 DIVIDENDS AND TAXES

19 SHARE PRICE

19 FINANCIAL HIGHLIGHTS

23 INVESTING WITH VANGUARD

24 ACCESSING FUND INFORMATION BY COMPUTER

GLOSSARY (inside back cover)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE

The minimum initial investment for the Admiral Treasury Money Market Fund is $50,000.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHARE CLASSES

The Prime Money Market Fund offers two separate classes of shares: Investor Shares and Institutional Shares. Investor Shares are offered through this prospectus (for participants in employer-sponsored retirement or savings plans) and through a separate prospectus (for individual investors). Institutional Shares have an investment minimum of $10 million, and are offered through another prospectus.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.

--------------------------------------------------------------------------------

FUND PROFILE-
VANGUARD(R) PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Fund's adviser to be of quality equivalent to those in the two highest credit-quality categories. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be very low for the Fund, because it invests only in high-quality securities.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of a relevant market index and an average money market fund over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
[BAR CHART][SCALE 0% TO 7%]
                                1991 - 6.14%
                                1992 - 3.74%
                                1993 - 3.01%
                                1994 - 4.08%
                                1995 - 5.82%
                                1996 - 5.29%
                                1997 - 5.44%
                                1998 - 5.38%
                                1999 - 5.01%
                                2000 - 6.29%
--------------------------------------------------------------------------------

The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 3.51%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.75% (quarter ended March 31, 1991), and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                           1 YEAR      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
      Vanguard Prime Money Market Fund      6.29%        5.48%          5.02%
      Salomon Smith Barney
        3-MonthTreasury Index               5.96         5.25           4.86

      Average Money Market Fund*            5.70         4.95           4.53

--------------------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

     If you would like to know the current 7-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal period ended August 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None*
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.31%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.33%

      *A $5 fee applies to wire redemptions under $5,000.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                -------------------------------------------------
                   1 YEAR      3 YEARS     5 YEARS     10 YEARS
                -------------------------------------------------
                     $34         $106       $185         $418
                -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                          NEWSPAPER ABBREVIATION
Declared daily and distributed on the first        VangPr
business day of each month
                                                   VANGUARD FUND NUMBER
INVESTMENT ADVISER                                 030
The Vanguard Group, Valley Forge, Pa., since 1981
                                                   CUSIP NUMBER
INCEPTION DATE                                     922906201
June 4, 1975
                                                   TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF               VMMXX
AUGUST 31, 2001
$54.3 billion
--------------------------------------------------------------------------------

4

FUND PROFILE-
VANGUARD(R) FEDERAL MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests mainly in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in securities issued by the U.S. government and its agencies. Although they are high-quality, most of the securities held by the Fund are not backed by the full faith and credit of the U.S. government. To be considered high- quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of a relevant market index and an average money market fund over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
[BAR CHART][SCALE 0%TO 7%]
                                1991 - 5.96%
                                1992 - 3.68%
                                1993 - 2.98%
                                1994 - 4.03%
                                1995 - 5.77%
                                1996 - 5.24%
                                1997 - 5.38%
                                1998 - 5.31%
                                1999 - 4.94%
                                2000 - 6.19%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 3.53%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.67% (quarter ended March 31, 1991), and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                               1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
      Vanguard Federal Money Market Fund        6.19%      5.41%       4.94%
      Salomon Smith Barney 3-Month
        Treasury Index                          5.96       5.25        4.86
      Average Government Money Market Fund*     5.71       4.94        4.49
--------------------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

     If you would like to know the current 7-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

6

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal period ended August 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None*
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.31%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.33%

      *A $5 fee applies to wire redemptions under $5,000.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $34         $106       $185         $418
                -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                          NEWSPAPER ABBREVIATION
Declared daily and distributed on the first        VangFdl
business day of each month
                                                   VANGUARD FUND NUMBER
INVESTMENT ADVISER                                 033
The Vanguard Group, Valley Forge, Pa.,
since inception                                    CUSIP NUMBER
                                                   922906300
INCEPTION DATE
July 13, 1981                                      TICKER SYMBOL
                                                   VMFXX
NET ASSETS AS OF AUGUST 31, 2001
$6.5 billion
--------------------------------------------------------------------------------

FUND PROFILE-
VANGUARD(R) TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's net assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. government agencies. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

8

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of a relevant market index and average money market funds over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
[BAR CHART][SCALE 0% TO 7%]
                                1991 - 5.73%
                                1992 - 3.53%
                                1993 - 2.86%
                                1994 - 3.81%
                                1995 - 5.49%
                                1996 - 5.09%
                                1997 - 5.12%
                                1998 - 5.00%
                                1999 - 4.55%
                                2000 - 5.80%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 3.33%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.59% (quarter ended March 31, 1991), and the lowest return for a quarter was 0.69% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                                 1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
      Vanguard Treasury Money Market Fund         5.80%      5.11%      4.69%
      Salomon Smith Barney 3-Month
        Treasury Index                            5.96       5.25       4.86
      iMoneyNet Money Fund Report's Average
        100% Treasury Fund                        5.42       4.75       4.41
      Average U.S. Treasury Money Market Fund*    5.46       4.78       4.42
--------------------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

 If you would like to know the current 7-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

                                                                               9
FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal period ended August 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None
      Sales Charge (Load) Imposed on Reinvested                     None
      Dividends:
      Redemption Fee:                                               None*
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.31%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.33%

      *A $5 fee applies to wire redemptions under $5,000.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $34         $106       $185         $418
                -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                  MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the      $3,000; $1,000 for IRAs and
first business day of each month           custodial accounts for minors

INVESTMENT ADVISER                         NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,     VangTrsy
since inception
                                           VANGUARD FUND NUMBER
INCEPTION DATE                             050
March 9, 1983
                                           CUSIP NUMBER
NET ASSETS AS OF AUGUST 31, 2001           921948105
$4.5 billion
                                           TICKER SYMBOL
SUITABLE FOR IRAS                          VMPXX
Yes
--------------------------------------------------------------------------------

10

FUND PROFILE-
VANGUARD(R) ADMIRAL(TM) TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide current income and preserve investors' principal, while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's net assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. government agencies. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception. The table shows how the Fund's average annual total returns compare with those of a relevant market index and average money market funds over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
[BAR CHART][SCALE 0% TO 7%]
                                 1993     2.99%
                                 1994     3.99%
                                 1995     5.66%
                                 1996     5.26%
                                 1997     5.29%
                                 1998     5.18%
                                 1999     4.74%
                                 2000     5.99%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 3.46%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.56% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.73% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                                1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
      Vanguard Admiral Treasury Money
        Market Fund                              5.99%      5.29%      4.87%
      Salomon Smith Barney 3-Month
        Treasury Index                           5.96       5.25       4.90
      iMoneyNet Money Fund Report's Average
        100% Treasury Fund                       5.42       4.75       4.38
      Average U.S. Treasury Money
        Market Fund**                            5.46       4.78       4.41
--------------------------------------------------------------------------------
       *December 14, 1992.
      **Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

     If you would like to know the current 7-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal period ended August 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.13%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.15%

12

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


                --------------------------------------------------
                    1 YEAR      3 YEARS    5 YEARS      10 YEARS
                --------------------------------------------------
                     $15          $48         %85          %192
                --------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                          MINIMUM INITIAL INVESTMENT
Declared daily and distributed on                  $50,000
the first business day of each month
                                                   NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                 VangAdmUST
The Vanguard Group, Valley Forge, Pa.,
since inception                                    VANGUARD FUND NUMBER
                                                   011
INCEPTION DATE
December 14, 1992                                  CUSIP NUMBER
                                                   921932109
NET ASSETS AS OF AUGUST 31, 2001
$7.9 billion                                       TICKER SYMBOL
                                                   VUSXX
--------------------------------------------------------------------------------

MORE ON THE FUNDS
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the investment policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Treasury Money Market and Admiral Treasury Money Market Funds' policy of investing at least 80% of their net assets in U.S. treasury securities, and the Federal Money Market Fund's policy of investing at least 80% of its net assets in high-quality, short-term instruments issued by the U.S. government and its agencies, may only be changed upon 60 days notice to shareholders.

     Finally, you'll find information on other important features of the Funds.

MARKET EXPOSURE

Each Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 13 months or less). Each Fund will maintain a dollar-weighted average maturity of 90 days or less.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

The term "money market instruments" refers to a variety of short-term, liquid investments, usually with a maturity of 13 months or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which is a promissory note issued by a large company or financial firm; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay a fixed, variable, or floating rate of interest.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO INCOME RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. BECAUSE THE FUNDS' INCOME IS BASED ON SHORT-TERM INTEREST RATES--WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH.

SECURITY SELECTION

The Vanguard Group, adviser to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. government agencies, or non-government issuers). The Funds are managed without regard to tax ramifications.

14

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A money market instrument's credit quality depends on the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations (that is, securities backed by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.

     The Prime Money Market Fund invests in certificates of deposit, banker's acceptances, commercial paper, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, Inc., or A-1 by Standard & Poor's Corporation. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A-or better by Standard & Poor's and in securities that are considered suitable for the Federal Money Market Fund (see below).
     Among the certificates of deposit typically held by the Prime Money Market Fund are Eurodollar and Yankee obligations, which are mainly certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to those of U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country; that the banks issuing Eurodollar obligations may not be subject to the same regulations as U.S. banks; and that political or economic developments will adversely affect investments in a foreign country. Before the Fund's adviser selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.
     The Federal Money Market Fund invests mainly in securities issued by U.S. government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. government. These agencies include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by the U.S. Treasury and U.S. government agencies that are backed by the full faith and credit of the U.S. government.
     The Treasury and Admiral Treasury Money Market Funds invest solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Funds' assets will always be invested in U.S. Treasury securities. The remainder of the Funds' assets may include securities issued by U.S. government agencies such as the Government National Mortgage Association, the Small Business Administration, and the Federal Financing Bank.

[FLAG] EACH FUND IS SUBJECT,  TO A LIMITED EXTENT,  TO CREDIT RISK, WHICH IS THE
     CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The four Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.
     In relative terms, the Treasury and Admiral Treasury Money Market Funds, which invest in securities backed by the full faith and credit of the U.S. government, offer the lowest credit risk--and generally the lowest yields--of the four Funds.
     Not all of the securities included in the Federal Money Market Fund are backed by the full faith and credit of the U.S. government, and so the potential credit risk and yield for the Fund are somewhat higher than for the Treasury and Admiral Treasury Money Market Funds.
     While the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or return the Fund's principal when repayment is due. Therefore, the Prime Money Market Fund offers the highest credit risk, and generally the highest yield, of the four Funds.
     Bear in mind that, while each Fund invests in high-quality money market instruments, the four Funds are not insured or guaranteed by the FDIC or any other agency of the U.S. government.

[FLAG] THE PRIME AND FEDERAL  MONEY MARKET FUNDS  RESERVE THE RIGHT TO INVEST IN
     REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              REPURCHASE AGREEMENTS

A means of investing money for a short period, repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------

     Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' adviser believes that these risks can be controlled through careful security selection and monitoring.

[FLAG] EACH  FUND  RESERVES  THE  RIGHT  TO  INVEST,  TO A  LIMITED  EXTENT,  IN
     ADJUSTABLE-RATE SECURITIES, WHICH ARE TRADITIONAL TYPES OF DERIVATIVES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), a money market benchmark (such as U.S. Treasury bill rates or the Federal Funds Effective Rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------

16

     An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon a change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.
     In addition, each Fund, except the Admiral Treasury Money Market Fund, may invest up to 10% of its net assets in illiquid securities. These are securities that a Fund may not be able to sell in the ordinary course of business.
     Each Fund may temporarily depart from its normal investment policies in response to extraordinary market, economic, political, or other conditions. In doing so, a Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD
Each Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Fixed Income Group. As of August 31, 2001, Vanguard served as adviser for about $392 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     The adviser places all orders for the purchase and sale of the Funds' portfolio securities, and obtains the best available price and most favorable execution for all transactions.
     For the fiscal period ended August 31, 2001, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.

18

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The managers primarily responsible for overseeing the Funds' investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard. He has worked in investment management since 1978; has managed portfolio investments since 1979; and has been with Vanguard since 1981. Education: B.S., University of Pennsylvania; M.B.A., Northwestern University.

JOHN HOLLYER, Principal of Vanguard. He has worked in investment management since 1987 and has managed portfolio investments for Vanguard since 1989.
Education: B.S., University of Pennsylvania.

DAVID R. GLOCKE, Principal of Vanguard. He has worked in investment management since 1991 and has managed portfolio investments since 1997. Education: B.S., University of Wisconsin.

Mr. Auwaerter, Mr. Hollyer, and Mr. Glocke manage the Funds on a day-to-day basis. Mr. MacKinnon is responsible for setting the Funds' broad investment policies and for overseeing the Fund managers.
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily, and are distributed on the first business day of every month.
     Your dividend distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. Net asset value per share for the Prime Money Market Fund is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.
     The instruments held by the Funds are valued on the basis of amortized cost.
     Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.

     Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

20

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Prime Money Market Fund as an example. The Fund began the fiscal period ended August 31, 2001, with a net asset value (price) of $1.00 per share. During the period, the Fund earned $0.037 per share from investment income (interest).

Shareholders received $0.037 per share in the form of dividend distributions. The earnings ($0.037 per share) minus the distributions ($0.037 per share) resulted in a share price of $1.00 at the end of the period. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 3.78% for the period.

As of August 31, 2001, the Fund had $50.5 billion in net assets. For the period, its annualized expense ratio was 0.33% ($3.30 per $1,000 of net assets); and its annualized net investment income amounted to 4.92% of its average net assets.
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                       VANGUARD PRIME MONEY MARKET FUND
                                                                             YEAR ENDED NOVEMBER 30,
                                      DEC. 1, 2000 TO ----------------------------------------------------------------
                                       AUG. 31, 2001*         2000         1999         1998         1997        1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00        $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .037         .060         .049         .053         .053        .052
 Net Realized and Unrealized Gain (Loss)
   on Investments                                  --           --           --           --           --          --
----------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                .037         .060         .049         .053         .053        .052
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
 Dividends from Net Investment Income           (.037)       (.060)       (.049)       (.053)       (.053)      (.052)
 Distributions from Realized Capital Gains         --           --           --           --           --          --
----------------------------------------------------------------------------------------------------------------------
 Total Distributions                            (.037)       (.060)       (.049)       (.053)       (.053)      (.052)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $1.00        $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    3.78%        6.21%        4.97%        5.42%        5.41%       5.31%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $50,495      $45,719      $39,430      $33,732      $26,480     $22,218
 Ratio of Total Expenses to
   Average Net Assets                         0.33%**        0.33%        0.33%        0.33%        0.32%       0.32%
 Ratio of Net Investment Income to
   Average Net Assets                         4.92%**        6.04%        4.85%        5.28%         .28%       5.18%
----------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

----------------------------------------------------------------------------------------------------------------------
                                                                       VANGUARD FEDERAL MONEY MARKET FUND
                                                                             YEAR ENDED NOVEMBER 30,
                                      DEC. 1, 2000 TO ----------------------------------------------------------------
                                       AUG. 31, 2001*         2000         1999         1998         1997        1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00        $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .037         .059         .048         .052         .052        .051
 Net Realized and Unrealized Gain
  (Loss) on Investments                            --           --           --           --           --          --
----------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                .037         .059         .048         .052         .052        .051
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.037)     (.059)     (.048)     (.052)     (.052)     (.051)
 Distributions from  Realized Capital Gains        --           --           --           --           --          --
----------------------------------------------------------------------------------------------------------------------
 Total Distributions                            (.037)       (.059)       (.048)       (.052)       (.052)      (.051)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $1.00        $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    3.78%        6.11%        4.89%        5.35%        5.35%       5.26%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of Period (Millions)          $6,527       $5,495       $5,243       $4,263       $3,495      $3,100
 Ratio of Total Expenses to
   Average Net Assets                         0.33%**        0.33%        0.33%        0.33%        0.32%       0.32%
 Ratio of Net Investment Income to
   Average Net Assets                         4.92%**        5.94%        4.79%        5.21%        5.22%       5.13%
----------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

----------------------------------------------------------------------------------------------------------------------
                                                                      VANGUARD TREASURY MONEY MARKET FUND
                                                                           YEAR ENDED NOVEMBER 30,
                                      DEC. 1, 2000 TO ----------------------------------------------------------------
                                       AUG. 31, 2001*        2000         1999         1998         1997         1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00       $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .035        .056         .044         .050         .050         .050
 Net Realized and Unrealized Gain
  (Loss) on Investments                            --          --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                .035        .056         .044         .050         .050         .050
 ---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net  Investment Income          (.035)      (.056)       (.044)       (.050)       (.050)       (.050)
 Distributions from Realized Capital Gains         --          --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
 Total Distributions                            (.035)      (.056)       (.044)       (.050)       (.050)       (.050)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $1.00       $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                    3.58%       5.70%        4.51%        5.06%        5.10%        5.11%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)          $4,453      $4,107       $4,593       $3,942       $3,237       $2,917
 Ratio of Total Expenses to
   Average Net Assets                         0.33%**       0.33%        0.33%        0.33%        0.32%        0.32%
 Ratio of Net Investment Income to
   Average Net Assets                         4.68%**       5.53%        4.41%        4.94%        4.98%        4.99%
----------------------------------------------------------------------------------------------------------------------

 *The Fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

22

----------------------------------------------------------------------------------------------------------
                                                          VANGUARD ADMIRAL TREASURY MONEY MARKET FUND
                                                                      YEAR ENDED JANUARY 31,
                                     FEB. 1, 2001 TO -----------------------------------------------------
                                      AUG. 31, 2001*     2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $1.00    $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .026     .059       .047       .050       .052       .051
 Net Realized and Unrealized Gain
  (Loss) on Investments                           --       --         --         --         --         --
----------------------------------------------------------------------------------------------------------
  Total from Investment Operations              .026     .059       .047       .050       .052       .051
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                       (.026)   (.059)     (.047)     (.050)     (.052)     (.051)
 Distributions from Realized
  Capital Gains                                   --       --         --         --         --         --
----------------------------------------------------------------------------------------------------------
  Total Distributions                          (.026)   (.059)     (.047)     (.050)     (.052)     (.051)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $1.00    $1.00      $1.00      $1.00      $1.00      $1.00
==========================================================================================================
TOTAL RETURN                                   2.65%    6.07%      4.79%      5.12%      5.31%      5.24%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)           $7,851   $6,746     $5,648     $5,057     $3,880     $3,247
 Ratio of Total Expenses to
  Average Net Assets                         0.15%**    0.15%      0.15%      0.15%      0.15%      0.15%
 Ratio of Net Investment Income to
  Average Net Assets                         4.49%**    5.90%      4.69%      4.97%      5.20%      5.12%
==========================================================================================================
 *The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
**Annualized.

                                                                              23
INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS

Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value. This is known as your TRADE DATE.
     You begin earning dividends on the next business day after your contribution trade date. Shares continue earning dividends until the next business day after your exchange or redemption trade date.

EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read the fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

24

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

GLOSSARY OF INVESTMENT TERMS

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interest in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900


FOR MORE INFORMATION
If you'd like more information about
Vanguard Money Market Funds, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders. In the
Fund's annual report, you will find a
discussion of the market conditions
and investment strategies that
significantly affected the Fund's.
performance during its last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail.
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.


Funds' Investment Company Act file numbers:
Prime and Federal Money Market Funds: 811-2554;
Treasury Money Market Fund: 811-7803;
Admiral Treasury Money Market Fund: 811-7043

(C) 2001 The Vanguard Group, Inc.
All rights reserved. Vanguard Marketing
Corporation, Distributor.

I030 122001

VANGUARD(R) MONEY MARKET FUND
INSTITUTIONAL SHARES - DECEMBER 21, 2001

MONEY MARKET

This prospectus
contains financial data
for the Fund through
the fiscal period ended
August 31, 2001.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                    [THE VANGUARD GROUP(R) LOGO]

VANGUARD PRIME MONEY MARKET FUND
Institutional Shares
Prospectus December 21, 2001

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
 1 FUND PROFILE

 4 MORE ON THE FUND

 8 THE FUND AND VANGUARD

 8 INVESTMENT ADVISER

 9 DIVIDENDS AND TAXES

10 SHARE PRICE

10 FINANCIAL HIGHLIGHTS

12 INVESTING WITH VANGUARD

   12 Buying Shares

   13 Redeeming Shares

   15 Other Rules You Should Know

   17 Fund and Account Updates

   18 Contacting Vanguard

GLOSSARY (inside back cover)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE ON THE PRIME MONEY MARKET FUND

The Fund offers two separate classes of shares: Investor Shares and Institutional Shares. This prospectus offers the Fund's Institutional Shares, which are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million. A separate prospectus offers the Fund's Investor Shares, which have an investment minimum of $3,000.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.

--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES
The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Fund's adviser to be of quality equivalent to those in the two highest credit-quality categories. The Fund will maintain a dollar-weighted average maturity of 90 days or less. For more information see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment; however, the Fund's performance could be hurt by:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for money market funds, so investors should expect the Fund's monthly income to fluctuate.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk should be very low for the Fund, because it invests only in high-quality securities.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund's Institutional Shares. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of a relevant market index and an average money market fund over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
[BAR CHART][SCALE 0% TO 7%]
                                1991 - 6.26%
                                1992 - 3.88%
                                1993 - 3.18%
                                1994 - 4.27%
                                1995 - 6.01%
                                1996 - 5.46%
                                1997 - 5.61%
                                1998 - 5.57%
                                1999 - 5.20%
                                2000 - 6.47%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the most recent calendar quarter, which ended September 30, 2001, was 3.66%. Prior to October 28,1995, total returns are for Vanguard Institutional Money Market Portfolio.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.78% (quarter ended March 31, 1991), and the lowest return for a quarter was 0.77% (quarter ended June 30, 1993).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                                  1 YEAR    5 YEARS  10 YEARS
--------------------------------------------------------------------------------
      Vanguard Prime Money Market Fund             6.47%     5.66%      5.19%
      Salomon Smith Barney 3-Month
        Treasury Index                             5.96      5.25       4.86
      Average Institutional Money Market Fund*     6.15      5.37       4.91
--------------------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

     If you would like to know the current 7-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal period ended August 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None
      Sales Charge (Load) Imposed on Reinvested Dividends:          None
      Redemption Fee:                                               None*
      Exchange Fee:                                                 None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                         0.11%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                              0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                       0.13%

      *A $5 fee applies to wire redemptions under $5,000

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

                -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $13         $42        $73          $166
                -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Prime Money Market Fund Institutional Shares' expense ratio in fiscal year 2001 was 0.13%, or $1.30 per $1,000 of average net assets. The average institutional taxable money market mutual fund had expenses in 2000 of 0.42%, or $4.20 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

4

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                             NEWSPAPER ABBREVIATION
Declared daily and distributed on     VangPrInst
the first business day of each month
                                      VANGUARD FUND NUMBER
INVESTMENT ADVISER                    066
The Vanguard Group, Valley Forge,
Pa., since inception                  CUSIP NUMBER
                                      922906508

INCEPTION DATE*                       TICKER SYMBOL
June 4, 1975; Institutional Shares    VMRXX
added
October 28, 1995
                                      *The Institutional Shares originated as
NET ASSETS (ALL SHARE CLASSES) AS OF   Vanguard Institutional Money Market
AUGUST 31, 2001                        Portfolio, a separate fund that merged
$54.3 billion                          into Vanguard Prime Money Market Fund on

                                       October 28, 1995.
MINIMUM INITIAL INVESTMENT
$10 million
--------------------------------------------------------------------------------

MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the investment policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment policies in the interest of shareholders without a shareholder vote, unless those policies are designated as fundamental.
     Finally, you'll find information on other important features of the Fund.

MARKET EXPOSURE

The Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 13 months or less). The Fund will maintain a dollar-weighted average maturity of 90 days or less.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

The term "money market instruments" refers to a variety of short-term, liquid investments, usually with a maturity of 13 months or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which is a promissory note issued by a large company or financial firm; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay a fixed, variable, or floating rate of interest.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. BECAUSE THE FUNDS' INCOME IS BASED ON SHORT-TERM INTEREST RATES--WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH.

SECURITY SELECTION

The Vanguard Group, adviser to the Fund, selects high-quality money market instruments. The Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. government agencies, or non-government issuers). The Fund is managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

 A money market instrument's credit quality depends on the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations (that is, securities backed by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     WILL DO A POOR JOB OF SELECTING SECURITIES.

     The Prime Money Market Fund invests in certificates of deposit, banker's acceptances, commercial paper, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, Inc., or A-1 by Standard & Poor's Corporation. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A- or better by Standard & Poor's.

     Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations, which are mainly certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to those of U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the chances that a foreign government will not let U.S. dollar-denominated assets leave the country; that the banks

6

issuing Eurodollar obligations may not be subject to the same regulations as U.S. banks; and that political or economic developments will adversely affect investments in a foreign country. Before the Fund's adviser selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.
     The Fund also invests in securities issued by U.S. government agencies, whose interest and principal payments are not backed by the full faith and credit of the U.S. government. These agencies include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by the U.S. Treasury and U.S. government agencies that are backed by the full faith and credit of the U.S. government.

[FLAG] THE FUND IS SUBJECT,  TO A LIMITED EXTENT,  TO CREDIT RISK,  WHICH IS THE
     CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     While the credit quality of the Fund's portfolio securities is very high, the Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or return the Fund's principal when repayment is due.
     Also, bear in mind that, while the Fund invests in high-quality money market instruments, the Fund is not insured or guaranteed by the FDIC or any other agency of the U.S. government.

[FLAG] THE FUND RESERVES THE RIGHT TO INVEST IN REPURCHASE AGREEMENTS, WHICH ARE
     SUBJECT TO SPECIFIC RISKS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              REPURCHASE AGREEMENTS

A means of investing money for a short period, repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------

     Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' adviser believes that these risks can be controlled through careful security selection and monitoring.

[FLAG]  THE  FUND  RESERVES  THE  RIGHT  TO  INVEST,  TO A  LIMITED  EXTENT,  IN
     ADJUSTABLE-RATE SECURITIES, WHICH ARE TRADITIONAL TYPES OF DERIVATIVES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), a money market benchmark (such as U.S. Treasury bill rates or the Federal Funds Effective Rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------

An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon the change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.
     The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.
     In addition, the Fund may invest up to 10% of its net assets in illiquid securities. These are securities that the Fund may not be able to sell in the ordinary course of business.
     The Fund may temporarily depart from its normal investment policies in response to extraordinary market, economic, political, or other conditions. In doing so, a Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone, by fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

8

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth in excess of $500 billion. All of the Vanguard funds share in the expenses associated with
business  operations,   such  as  personnel,   office  space,   equipment,   and
advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Fixed Income Group. As of August 31, 2001, Vanguard served as adviser for about $392 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.
     The adviser places all orders for the purchase and sale of the Fund's portfolio securities, and obtains the best available price and most favorable execution for all transactions.
     For the fiscal period ended August 31, 2001, the advisory expenses represented an effective annual rate of 0.01% of the Fund's average net assets.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

The managers primarily responsible for overseeing the Fund's investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974; and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

JOHN HOLLYER, Principal of Vanguard. He has worked in investment management since 1987 and has managed portfolio investments for Vanguard since 1989.
Education: B.S., University of Pennsylvania.

Mr. Hollyer manages the Fund on a day-to-day basis. Mr. MacKinnon is responsible for setting the Fund's broad investment policies and for overseeing the Fund manager.
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month. You can receive your income dividends in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends that you receive are taxable to you as ordinary income for federal income tax purposes.
- Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30.5% (30% in 2002) of any taxable distributions or redemptions from your account if you do not:

-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
- Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

10

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.
    The instruments held by the Fund are valued on the basis of amortized cost. Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.
     Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began the fiscal period ended August 31, 2001, with a net asset value (price) of $1.00 per share. During the period, the Fund earned $0.039 per share from investment income (interest).

Shareholders received $0.039 per share in the form of dividend distributions. The earnings ($0.039 per share) minus the distributions ($0.039 per share) resulted in a share price of $1.00 at the end of the period. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 3.93% for the period.

As of August 31, 2001, the Fund had $3.9 billion in net assets. For the period, its annualized expense ratio was 0.13% ($1.30 per $1,000 of net assets); and its annualized net investment income amounted to 5.03% of its average net assets.
--------------------------------------------------------------------------------

11


-----------------------------------------------------------------------------------------------------------
                                                          VANGUARD PRIME MONEY MARKET FUND
                                                                INSTITUTIONAL SHARES
                                                               YEAR ENDED NOVEMBER 30,
                             DEC. 1 2000 TO ---------------------------------------------------------------
                             AUG. 31, 2001*         2000         1999         1998        1997         1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                  $1.00        $1.00        $1.00        $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                 .039         .062         .050         .055        .054        .054
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                         --           --           --          --          --           --
-----------------------------------------------------------------------------------------------------------
   Total from Investment Operations    .039         .062         .050         .055        .054        .054
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income                   (.039)       (.062)       (.050)       (.055)      (.054)      (.054)
 Distributions from
  Realized Capital Gains                 --           --           --           --          --          --
-----------------------------------------------------------------------------------------------------------
   Total Distributions                (.039)       (.062)       (.050)       (.055)      (.054)      (.054)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END  OF PERIOD       $1.00        $1.00        $1.00        $1.00       $1.00       $1.00
===========================================================================================================

TOTAL RETURN                          3.93%        6.39%        5.15%        5.61%       5.59%       5.49%
===========================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of year (Millions)  $3,850       $2,660       $1,776       $1,143        $951        $910
 Ratio of Total Expenses to
   Average Net Assets               0.13%**        0.15%        0.15%        0.15%       0.15%       0.15%
 Ratio of Net Investment Income to
   Average Net Assets               5.03%**        6.24%        5.04%        5.46%       5.44%       5.35%
===========================================================================================================

 *The Fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

12

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR INSTITUTIONAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $10 million.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire. Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make the check payable to: The Vanguard Group-66. For addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

YOUR PURCHASE PRICE

You buy shares at a fund's NAV determined as of your TRADE DATE. BY CHECK: For check purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), the trade date is the first business day following the date of receipt. For purchases received after that time, the trade date is the second business day following the date of receipt. Money market instruments can be purchased only with federal funds, and it takes a mutual fund one business day to convert check proceeds into federal funds.
BY WIRE OR EXCHANGE: For purchases made by wire or exchange from another Vanguard fund before the close of regular trading on the Exchange, the trade date is that same day. For purchases received after that time, the trade date is the first business day following the date of receipt.

EARNING DIVIDENDS
You begin earning dividends on the next business day after your trade date. When buying shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m., Eastern time, that you intend to make a wire purchase that day.

PURCHASE RULES YOU SHOULD KNOW
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m.,

14

Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
Shares continue earning dividends until the next business day after your trade date. However, if you redeem shares with a same-day wire request before 10:45 a.m., Eastern time (available for money market funds only), the shares will stop earning dividends that same day.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
^WIRE REDEMPTIONS: When redeeming from a money market fund or a bond fund you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests accepted before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption. ^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
-    Ten-digit account number.
-    Complete owner name and address.
-    Primary Social Security or employer identification number.
-    Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

16

^SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES. To discourage market-timing, Vanguard Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
-    The fund name and account number.
-    The amount of the transaction (in dollars or shares).
-    Signatures of all owners exactly as registered on the account.
-    Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.

- Your round trips through a non-money-market fund must be at least 30 days apart.
-    All funds may refuse share purchases at any time, for any reason.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

LOW-BALANCE ACCOUNTS
The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares of the Fund if the investor's account balance falls below the minimum initial investment.

FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method, which is one of the methods established by the IRS.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from

18

the sale of shares, and distributions from IRAs or other retirement plans.

ANNUAL AND SEMIANNUAL REPORTS

Financial reports about Vanguard Prime Money Market Fund will be mailed twice a year--in April and October. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:

-    Performance assessments with comparisons to industry benchmarks.
-    Reports from the adviser.
-    Financial statements with detailed listings of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE
VANGUARD.COM
-    Your best source of Vanguard news
-    For fund, account, and service information
-    For most account transactions
-    For literature requests
-    24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
-    For automated fund and account information
-    For redemptions by check, exchange, or wire
-    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information
-    For literature requests
-    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information
-    For most account transactions
-    Business hours only

INSTITUTIONAL DIVISION 1-888-809-8102
-    For information and services for large institutional investors
-    Business hours only

                                                                              19
VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBER
Please use the specific fund number when contacting us about Vanguard Prime Money Market Fund Institutional Shares--66

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
he market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Post Office Box 2900
Valley Forge, PA 19482-2900


FOR MORE INFORMATION
If you'd like more information about
Vanguard Money Market Fund
Institutional Shares, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in the
Fund's annual and semiannual
reports to shareholders. In the
Fund's annual report, you will find
a discussion of the market conditions
and investment strategies that
significantly affected the Fund's
performance during its last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about your
account, account transactions, and/or
account statements, please call:

CLIENT SERVICES DEPARTMENT TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.


Fund's Investment Company Act
file number: 811-2554

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

I066 122001

                                     PART B


     VANGUARD(R) MONEY MARKET RESERVES VANGUARD(R) TREASURY FUND VANGUARD(R)
                                  ADMIRAL FUNDS


    (ALSO KNOWN AS THE VANGUARD MONEY MARKET FUNDS) (INDIVIDUALLY THE TRUST;
                            COLLECTIVELY THE TRUSTS)


                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 21, 2001


This Statement is not a prospectus but should be read in conjunction with the Trusts' current Prospectus (dated December 21, 2001). To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Trusts' financial statements as hereby incorporated by reference, please call:


                         INVESTOR INFORMATION DEPARTMENT


                                 1-800-662-7447


                                TABLE OF CONTENTS


                                                                 PAGE
                                                                 ----
DESCRIPTION OF THE TRUSTS .......................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-4
CALCULATION OF TOTAL RETURN......................................B-6
CALCULATION OF YIELD.............................................B-7
SHARE PRICE......................................................B-8
PURCHASE OF SHARES...............................................B-8
REDEMPTION OF SHARES.............................................B-8
MANAGEMENT OF THE FUNDS..........................................B-9
FINANCIAL STATEMENTS.............................................B-13
DESCRIPTION OF SECURITIES AND RATINGS............................B-13
COMPARATIVE INDEXES..............................................B-15


                            DESCRIPTION OF THE TRUSTS


ORGANIZATION

Vanguard Money Market Reserves was organized as Whitehall Money Market Trust in 1974 before becoming a Maryland corporation in 1985. It then reorganized as a Delaware business trust in May, 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard Money Market Reserves, Inc. Vanguard Treasury Fund was organized as a Delaware business trust in August, 1996. Prior to its organization as a Delaware business trust, the Trust operated as the U.S. Treasury Portfolio of Vanguard Money Market Reserves. Vanguard
Admiral Funds was organized as a Maryland corporation in 1992, and was reorganized as a Delaware business trust in May, 1998. Each Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. The Trusts currently offer the following Funds and classes of shares:


                         VANGUARD MONEY MARKET RESERVES

 Vanguard(R) Prime Money Market Fund: Investor Shares and Institutional Shares

          Vanguard(R) Federal Money Market Fund (Investor Shares only)

                             VANGUARD TREASURY FUND

          Vanguard(R) Treasury Money Market Fund (Investor Shares only)

                              VANGUARD ADMIRAL FUND

    Vanguard(R) Admiral(TM) Treasury Money Market Fund (Investor Shares only)

                 (individually, a Fund; collectively, the Funds)

     Each Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that a Trust may issue for a single fund or class of shares.

SERVICE PROVIDERS

     CUSTODIAN. The Bank of New York, One Wall Street, New York, NY 10286, serves as the Funds' custodian. The custodian is responsible for maintaining the Funds' assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent accountants. The accountants audit the Funds' annual financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of either of the Trusts or any of their Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Funds are organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, and to change any fundamental policy of the Fund. Unless otherwise required by applicable law, shareholders of the Funds receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable Fund.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Funds.

     CONVERSION RIGHTS. Shareholders of the Prime Money Market Fund may convert their shares into another class of shares upon the satisfaction of any then applicable eligibility requirements. There are no conversion rights associated with the Federal, Treasury, or Admiral Treasury Money Market Funds' shares.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. The Funds' shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, a fund must comply with certain requirements. If a fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                               INVESTMENT POLICIES

     The following policies supplement the investment objective and policies set forth in the Funds' Prospectus:

     Vanguard Treasury Money Market Fund and Vanguard Admiral Treasury Money Market Fund invest at least 80% of their assets (net assets plus any borrowings for investment purposes) in U.S. Treasury securities. Vanguard Federal Money Market Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in high-quality, short-term instruments issued by the U.S. government and its agencies.

     REPURCHASE AGREEMENTS. The Prime and Federal Money Market Funds may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from their excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Funds' board of trustees will monitor a Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be indefinitely delayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

     LENDING OF SECURITIES. Each Fund, may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned,
(b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange (the Exchange), which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Funds' board of trustees.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     ILLIQUID SECURITIES. Each Fund may invest up to 10% (0% for Admiral Treasury Money Market Funds) of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     Each Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities---meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933. While the Funds' investment adviser determines the liquidity of restricted securities on a daily basis, the board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     TEMPORARY INVESTMENTS. Each Fund may take temporary investment measures that are inconsistent with the Fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) highly liquid short-term fixed-income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and
(d) other money market instruments. There is no limit on the extent to which the Fund may take temporary investment measures. In taking such measures, a Fund may fail to achieve its investment objective.


                       FUNDAMENTAL INVESTMENT LIMITATIONS

     Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of the shares voted, so long as more than 50% of the Fund's outstanding shares are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements (with the exception of Admiral Treasury Money Market), or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions.

     Each Fund may not borrow to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely dispositions of portfolio securities. When borrowing exceeds 5% of the Fund's net assets, the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income.*

     COMMODITIES.   Each  Fund  may  not  invest  in  commodities  or  commodity contracts.

     DIVERSIFICATION. Each Fund may not purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities. The Fund may, however, invest in a single issuer as permitted by the Commission (which currently permits a money market fund to invest up to 25% of its total assets in the highest-quality securities of a single issuer for a period of up to three business days). Additionally, Admiral Treasury Money Market Fund may not purchase more than 10% of the outstanding voting securities of any one issuer.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 10% (any percentage for Admiral Treasury Money Market Fund) of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry, provided that there is no limitation with respect to investments in United States Treasury Bills, other obligations issued or guaranteed by the Federal Government, its agencies and instrumentalities, or certificates of deposit or banker's acceptances of domestic institutions.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. Each Fund may not make loans to other persons, except by the purchase of obligations in which the Fund is authorized to invest, or through Vanguard's interfund lending program. Each Fund may also enter into repurchase agreements and lend its portfolio securities. The Prime and Federal Money Market Funds may not enter into repurchase agreements if, as a result thereof, more than 10% of the net assets of the Fund (taken at current value) would be subject to repurchase agreements maturing in more than seven days.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short.

     OIL, GAS, MINERALS. Each Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

     PLEDGING ASSETS. Each Fund may pledge, mortgage or hypothecate its assets in an amount up to 15% (10% for the Admiral Treasury Money Market Fund) of its net assets, but only to secure borrowings for temporary or emergency purposes.

     PUTS, CALLS, WARRANTS, SPREAD OPTIONS. Each Fund may not purchase or sell put or call options, or combinations thereof. The Admiral Treasury Money Market Fund may not purchase or sell warrants. The Prime, Treasury, and Federal Money Market Funds may not purchase or sell straddle or spread options.

     REAL ESTATE. Each Fund may not invest directly in real estate. Admiral Treasury Money Market Fund may not invest in real estate investment trust securities.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Funds will not be considered an underwriter when disposing of their investment securities.

     The above mentioned investment limitations are considered at the time investment securities are purchased.

     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because each Fund is a member of the Group, it may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Funds" for more information.

*The final two points of this policy is non-fundamental for Vanguard Admiral Treasury Money Market Fund.

                           CALCULATION OF TOTAL RETURN


     The average annual total return of each Fund for the one-, five-, and ten-year periods ended August 31, 2001, is set forth below:

                            ONE YEAR ENDED    FIVE YEARS ENDED   TEN YEARS ENDED
 FUND                         08/31/2001        08/31/2001           08/31/2001
 ----                         ----------        ----------           ----------
 Prime Money Market Fund
 Investor Shares                 5.43%            5.43%                4.91%
 Prime Money Market Fund
 Institutional Shares*           5.63             5.61                 5.08
 Federal Money Market
 Fund                            5.41             5.36                 4.85
 Treasury Money Market
 Fund**                          5.13             5.05                 4.60
 Admiral Treasury Money
 Market Fund                     5.31             5.23                 4.87+

---------
** Prior to October 28, 1995, total returns are for Vanguard Institutional Money
   Market Portfolio.
** Prior to December 2, 1996, known as the U.S. Treasury Portfolio.
 + Since inception, December 14, 1992.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years, or the life of each Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                              T = (ERV/P)1/N - 1

  Where:

          T   =average annual total return
          P   =a hypothetical initial investment of $1,000
          n   =number of years
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of each Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):


                                C = (ERV/P) - 1

  Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

                              CALCULATION OF YIELD

The current yield of each Fund is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by its average net asset value for the period, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Fund, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Fund by adding 1 to the net change, raising the sum to the 365/7 power, and subtracting 1 from the result.

     Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for each of the Funds for the 7-day base period ended August 31, 2001.

                                                                     PRIME MONEY              PRIME MONEY
                                                                     MARKET FUND              MARKET FUND      FEDERAL MONEY
                                                                 INVESTOR SHARES     INSTITUTIONAL SHARES        MARKET FUND
Value of account at beginning of period                                 $1.00000                 $1.00000           $1.00000
Value of same account at end of period*                                  1.00068                  1.00071            1.00070
Net change in account value                                             $ .00068                 $ .00071           $ .00070
Annualized current net yield
  (Net change X 365/7) average net asset value                             3.52%                    3.72%              3.65%
Effective Yield [Net change)+1]365/7 - 1                                   3.58%                    3.79%              3.72%
Average weighted maturity of investments                                 65 days                  65 days            73 days




                                                                  TREASURY MONEY    ADMIRAL TREASURY MONEY
                                                                     MARKET FUND               MARKET FUND
Value of account at beginning of period                                 $1.00000                  $1.00000
Value of same account at end of period*                                  1.00065                   1.00068
Net change in account value                                             $ .00065                  $ .00068
Annualized current net yield
  (Net change X 365/7)average net asset value                              3.37%                     3.55%
Effective Yield [(Net change) + 1]365/7 - 1                                3.44%                     3.62%
Average weighted maturity of investments                                 78 days                   78 days


 * Exclusive of any capital changes and income other than investment income.

     Each Fund seeks to maintain, but does not guarantee, a constant net asset value of $1.00. The yield of each Fund will fluctuate. The Funds have obtained private insurance that partially protects the Prime Money Market Fund against default of principal or interest payments on the instruments it holds, and against bankruptcy by issuers and credit enhancers of these instruments. Treasury and other U.S. Government securities held by the Fund are excluded from this coverage. The annualization of a week's dividend is not a representation by the Fund as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Funds and other factors. Yields are one basis investors may use to analyze the Funds, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset values and calculating yields.

                                   SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. Net asset value per share for the Prime Money Market Fund is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

     The instruments held by the Funds are valued on the basis of amortized cost.

     Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.

     Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.

     It is the policy of each Fund to attempt to maintain a net asset value of $1.00 per share for sales and redemptions. The instruments held by the Fund are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if it sold the instrument. Such procedures will include a review of the Funds' holdings by the trustees, at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the trustees. If such deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. In the event the trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of fund instruments prior to maturity to realize capital gains or losses or to shorten average fund maturity; withholding dividends; making a special capital distribution; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations.

     The use of amortized cost and the maintenance of each Fund's net asset value at $1.00 is based on its election to operate under Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities that are determined by methods approved by the trustees to present minimal credit risks and that are of high quality as determined by the requisite rating services, or in the case of an instrument not so rated, determined by methods approved by the trustees to be of comparable quality.

                               PURCHASE OF SHARES

     Each Fund reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

                              REDEMPTION OF SHARES

     Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by a Fund for redemptions; except for wire withdrawals in amounts less than $5,000 which will be subject to a maximum charge of $5.00. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by each Fund.

                             MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

     The officers of each Fund manage its day-to-day operations and are responsible to the Fund's board of trustees. The trustees set broad policies for the Funds and choose their officers. The following is a list of the trustees and officers of the Funds and a statement of their present positions and principal occupations during the past five years. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund. Each trustee (except Mr. MacLaury) also serves as a director of The Vanguard Group, Inc. In addition, each trustee serves as a trustee of each of the 104 funds administered by Vanguard (102 in the case of Mr. Malkiel and 84 in the case of Mr. MacLaury). The mailing address of the trustees and officers of the Funds is Post Office Box 876, Valley Forge, PA 19482.

JOHN J.  BRENNAN,  (DOB:  7/29/1954)  Chairman,  Chief  Executive  Officer,  and
Trustee*
Chairman, Chief Executive Officer, and Director (Trustee) of The Vanguard Group, Inc. and of each the investment companies in The Vanguard Group.

CHARLES D.  ELLIS,  (DOB:  10/23/1937),  Trustee
Senior Adviser to Greenwich Associates (International Business Strategy Consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN  HEFFERNAN  HEISEN,  (DOB:   1/25/1950)  Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products); Director of The Medical Center at Princeton and Women's Research and Education Institute.

BRUCE K. MACLAURY,  (DOB:  5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL,  (DOB:  8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, BKF Capital (Investment Management), The Jeffrey Co. (Holding Company), and NeuVis, Inc. (Software Company).

ALFRED M. RANKIN,  JR., (DOB:  10/8/1941)  Trustee
Chairman,  President,  Chief
Executive  Officer,  and Director of NACCO  Industries,  Inc.  (Machinery/ Coal/
Appliances);        Director       of       Goodrich       Corp.       (Aircraft
Systems/Manufacturing/Chemicals).

JAMES O.  WELCH,  JR.,  (DOB:  5/13/1931)  Trustee
Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman and CEO of Rohm and Haas Co. (Chemicals); Director of Cummins Inc. (Diesel Engines), The Mead Corp. (Paper Products), and AmerisourceBergen Corp. (Pharmaceutical Distribution); Trustee of Vanderbilt University.

R. GREGORY BARTON,  (DOB:  4/25/1951)  Secretary*
Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.
                                       B-9

THOMAS J. HIGGINS,  (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

---------
*Officers of the Funds are "interested persons" as defined in the 1940 Act.

THE VANGUARD GROUP

     Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses such as legal, auditing, and custodian fees.

     Each fund's officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard, Vanguard Marketing Corporation, the funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the funds, but places substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons of the funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard fund may invest up to 0.40% of its current net assets in Vanguard, and (b) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization.

  At August 31, 2001, each Fund had contributed capital to Vanguard of:



                             CAPITAL CONTRIBUTED     % OF FUND   % OF VANGUARD'S
FUND                                 TO VANGUARD    NET ASSETS    CAPITALIZATION
----                                 -----------    ----------    --------------
Prime Money Market Fund ............ $10,101,000         0.02%             10.1%
Federal Money Market Fund ..........   1,176,000         0.02               1.2
Treasury Money Market Fund .........     818,000         0.02               0.8
Admiral Treasury Money Market Fund..  $1,415,000         0.02               1.4

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of Vanguard. The trustees review and approve the amount to be spent annually on distribution activities, and the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group; provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of average distribution expense rate for The Vanguard Group, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets.

     During the fiscal years ended November 30, 1998, 1999, and 2000, and the fiscal period ended August 31, 2001, the Prime, Federal, and Treasury Money Market Funds incurred the following approximate amounts of Vanguard's management and administrative (including transfer agency), distribution, and marketing expenses:

                                                                            FISCAL PERIOD
FUND                                1998          1999          2000     ENDED 8/31/2001*
----                                ----          ----          ----     ----------------
Prime Money Market Fund      $92,226,000  $117,556,000  $138,239,000         $118,377,000
Federal Money Market Fund     11,651,000    14,996,000    16,974,000           14,075,000
Treasury Money Market Fund    11,151,000    13,619,000    13,428,000           10,109,000

*The Funds' fiscal year-end changed from November 30 to August 31, effective
 August 31, 2001.

     During the fiscal years ended January 31, 1999, 2000, and 2001, and the fiscal period ended August 31, 2001, the Admiral Treasury Money Market Fund
incurred the following approximate amounts of Vanguard's management and administrative (including transfer agency), distribution, and marketing expenses:

                                                                                 FISCAL PERIOD
FUND                                        1999         2000         2001    ENDED 8/31/2001*
----                                        ----         ----         ----    ----------------
Admiral Treasury Money Market Fund    $5,978,000   $7,482,000   $8,142,000          $5,659,000

*The Fund's fiscal year-end changed from January 31 to August 31, effective
 August 31, 2001.

     INVESTMENT ADVISORY SERVICES. Vanguard also provides the Funds and several other Vanguard funds with investment advisory services. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard.


     During the fiscal years ended November 30, 1998, 1999, and 2000, and the fiscal period ended August 31, 2001, the Prime, Federal, and Treasury Money Market Funds incurred the following approximate amounts of The Vanguard Group's expenses relating to investment advisory services.

                                                                   FISCAL PERIOD
FUND                             1998        1999        2000   ENDED 8/31/2001*
----                             ----        ----        ----   ----------------
Prime Money Market Fund    $3,811,000  $4,718,000  $5,045,000        $4,977,000
Federal Money Market Fund     475,000     584,000     613,000           567,000
Treasury Money Market Fund    453,000     535,000     500,000           414,000

*The Funds' fiscal year-end changed from November 30 to August 31, effective
 August 31, 2001.

     During the fiscal years ended January 31, 1999, 2000, and 2001, and the fiscal period ended August 31, 2001, the Admiral Treasury Money Market Fund incurred the following approximate amounts of The Vanguard Group's expenses relating to investment advisory services.

                                                                                        FISCAL PERIOD
FUND                                              1999        2000         2001      ENDED 8/31/2001*
----                                              ----        ----         ----      ----------------
Admiral Treasury Money Market Fund            $536,000    $693,000     $678,000              $546,000

*The Fund's fiscal year-end changed from January 31 to August 31, effective
 August 31, 2001.

TRUSTEE COMPENSATION


     The same individuals serve as trustees of all Vanguard funds (with two exceptions, which are noted in the table below), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

  INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the funds--in three ways:
- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.
- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.
- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

     "INTERESTED" TRUSTEES. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.



                                                     VANGUARD MONEY MARKET FUNDS
                                                         COMPENSATION TABLE

                                                        PENSION OR                                      TOTAL
                                                        RETIREMENT                                   COMPENSATION
                                 AGGREGATE           BENEFITS ACCRUED       ESTIMATED ANNUAL           FROM ALL
                                COMPENSATION         AS PART OF THIS         BENEFITS UPON           VANGUARD FUNDS
NAMES OF TRUSTEES              FROM THIS FUND(1)    FUND'S EXPENSES(1)        RETIREMENT           PAID TO TRUSTEES(2)
----------------------------------------------------------------------------------------------------------------------
John J. Brennan                     None                  None                    None                     None
Charles D. Ellis(3)              $10,106                   N/A                     N/A                      N/A
JoAnn Heffernan Heisen            11,460                  $478                 $15,000                 $100,000
Bruce K. MacLaury                 11,995                  $806                 $12,000                  $95,000
Burton G. Malkiel                 11,517                  $789                 $15,000                 $100,000
Alfred M. Rankin, Jr.             11,460                  $579                 $15,000                  $98,000
John C. Sawhill(4)                   N/A                    $0                     N/A                  $44,483
James O. Welch, Jr.               11,460                  $845                 $15,000                  $98,000
J. Lawrence Wilson                13,114                  $611                 $15,000                  115,000

(1) The amounts shown in this column are based on the Fund's fiscal year ended August,31 2001.
(2) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 104 funds (102 in the case of Mr. Malkiel; 84 in the case of Mr. MacLaury) for the 2000 calendar year.
(3)  Mr. Ellis joined the Fund's board effective January 1, 2001.
(4)  Mr. Sawhill died in May 2000.

                              FINANCIAL STATEMENTS

     Each Fund's financial statements for the fiscal period ended August 31, 2001, appearing in the Funds' 2001 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Report to Shareholders, which may be obtained without charge.

                      DESCRIPTION OF SECURITIES AND RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

     Commercial paper rated A-1 by Standard & Poor's Corporation (S&P) has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2, or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. (Moody's). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

BOND RATINGS
Bonds rated AA by S&P's are judged by S&P to be high-grade obligations, and in the majority of instances differ only in small degrees from issues rated AAA (the AA rating may be modified by the addition of a plus or minus sign to show relative standing with the AA category). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's also supplies numerical indicators, 1, 2, and 3, to the Aa rating category. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.

VARIABLE AMOUNT MASTER DEMAND NOTES
     Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to an arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a Fund's investment in variable amount master demand notes, Vanguard's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

U.S. GOVERNMENT SECURITIES
     As used in the Funds' prospectus, the term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, or by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.

     U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and the U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority.

     An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

     The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

EURODOLLAR AND YANKEE OBLIGATIONS

     Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same credit analysis as domestic issues in which the Prime Money Market Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Prime Money Market Fund.

                               COMPARATIVE INDEXES

     Each of the investment company members of The Vanguard Group, including Vanguard Money Market Funds, may from time to time use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 6,100 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

RUSSELL 3000 STOCK INDEX--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX--composed of the 2,000 smallest stocks contained in the Russell 3000, representing approximately 7% of the Russell 3000 total market capitalization.

RUSSELL 2000 VALUE INDEX--contains stocks from the Russell 2000 Index with a less-than-average growth orientation.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 1000 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.

LEHMAN BROTHERS CREDIT (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG CREDIT BOND INDEX--is a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than ten years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Long Credit AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long Credit A or Better Bond Index, 26% S&P/BARRA Value Index, 4.5% S&P Utilities Index and 4.5% S&P Integrated Telecommunication Services Index.

LEHMAN  BROTHERS LONG CREDIT AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CREDIT INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+)  GOVERNMENT/CREDIT  INDEX--is a market-weighted index
that  contains   individually  priced  U.S.  Treasury,   agency,  and  corporate
securities rated BBB- or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.

LIPPER SMALL-CAP GROWTH FUND AVERAGE--a fund that by prospectus or portfolio invests primarily in growth companies with market capitalizations less than $1 billion at the time of purchase.

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED INCOME FUND AVERAGE--an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Inc.


                                                                   SAI030 122001